UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     July 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $136,364 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      909    14100 SH       SOLE                        0        0    14100
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     4549    75700 SH       SOLE                        0        0    75700
AMGEN INC                      COM              031162100      260     3570 SH       SOLE                        0        0     3570
APPLE INC                      COM              037833100     1898     3250 SH       SOLE                        0        0     3250
AT&T INC                       COM              00206r102     4080   114427 SH       SOLE                        0        0   114427
AUTOMATIC DATA PROCESSING IN   COM              053015103      334     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100      400    18235 SH       SOLE                        0        0    18235
BARD C R INC                   COM              067383109     5754    53560 SH       SOLE                        0        0    53560
CELGENE CORP                   COM              151020104      764    11900 SH       SOLE                        0        0    11900
CENTURYLINK INC                COM              156700106      316     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      290     2751 SH       SOLE                        0        0     2751
CHUBB CORP                     COM              171232101      240     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     4702   273865 SH       SOLE                        0        0   273865
COCA COLA CO                   COM              191216100      328     4200 SH       SOLE                        0        0     4200
CONOCOPHILLIPS                 COM              20825c104     2861    51200 SH       SOLE                        0        0    51200
COSTCO WHSL CORP NEW           COM              22160k105      225     2367 SH       SOLE                        0        0     2367
DANAHER CORP DEL               COM              235851102     1060    20350 SH       SOLE                        0        0    20350
DEVON ENERGY CORP NEW          COM              25179m103     3311    57100 SH       SOLE                        0        0    57100
E M C CORP MASS                COM              268648102     5327   207830 SH       SOLE                        0        0   207830
EATON CORP                     COM              278058102     4387   110705 SH       SOLE                        0        0   110705
EXXON MOBIL CORP               COM              30231g102     3233    37777 SH       SOLE                        0        0    37777
GENERAL ELECTRIC CO            COM              369604103      980    47021 SH       SOLE                        0        0    47021
HANSEN MEDICAL INC             COM              411307101       29    12860 SH       SOLE                        0        0    12860
HEINZ H J CO                   COM              423074103      487     8950 SH       SOLE                        0        0     8950
ILLINOIS TOOL WKS INC          COM              452308109     3545    67035 SH       SOLE                        0        0    67035
INTEL CORP                     COM              458140100     1170    43920 SH       SOLE                        0        0    43920
INTERNATIONAL BUSINESS MACHS   COM              459200101     7098    36290 SH       SOLE                        0        0    36290
INTUITIVE SURGICAL INC         COM NEW          46120e602     1041     1880 SH       SOLE                        0        0     1880
ITRON INC                      COM              465741106     2412    58475 SH       SOLE                        0        0    58475
JOHNSON & JOHNSON              COM              478160104     2295    33964 SH       SOLE                        0        0    33964
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      299     3800 SH       SOLE                        0        0     3800
LIFE TECHNOLOGIES CORP         COM              53217v109     4272    94950 SH       SOLE                        0        0    94950
LOWES COS INC                  COM              548661107     4459   156775 SH       SOLE                        0        0   156775
MEDTRONIC INC                  COM              585055106     4124   106470 SH       SOLE                        0        0   106470
MERCK & CO INC NEW             COM              58933y105      647    15500 SH       SOLE                        0        0    15500
MICROSOFT CORP                 COM              594918104     5080   166053 SH       SOLE                        0        0   166053
NEWMONT MINING CORP            COM              651639106     1299    26785 SH       SOLE                        0        0    26785
NEXTERA ENERGY INC             COM              65339f101      227     3300 SH       SOLE                        0        0     3300
NIKE INC                       CL B             654106103      215     2450 SH       SOLE                        0        0     2450
NUANCE COMMUNICATIONS INC      COM              67020y100     4909   206075 SH       SOLE                        0        0   206075
OCZ TECHNOLOGY GROUP INC       COM              67086e303      262    49500 SH       SOLE                        0        0    49500
OMNICOM GROUP INC              COM              681919106     4893   100670 SH       SOLE                        0        0   100670
PEPSICO INC                    COM              713448108     6697    94773 SH       SOLE                        0        0    94773
PHILIP MORRIS INTL INC         COM              718172109      201     2300 SH       SOLE                        0        0     2300
PHILLIPS 66                    COM              718546104      844    25399 SH       SOLE                        0        0    25399
PITNEY BOWES INC               COM              724479100     2567   171450 SH       SOLE                        0        0   171450
PPG INDS INC                   COM              693506107      348     3275 SH       SOLE                        0        0     3275
PROCTER & GAMBLE CO            COM              742718109      397     6475 SH       SOLE                        0        0     6475
SANDRIDGE ENERGY INC           COM              80007p307      333    49780 SH       SOLE                        0        0    49780
SCANA CORP NEW                 COM              80589m102      708    14800 SH       SOLE                        0        0    14800
SCHLUMBERGER LTD               COM              806857108      208     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1639    35400 SH       SOLE                        0        0    35400
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109       95    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     5298    91040 SH       SOLE                        0        0    91040
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4657   118070 SH       SOLE                        0        0   118070
THERMO FISHER SCIENTIFIC INC   COM              883556102      261     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      279     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     6362    99648 SH       SOLE                        0        0    99648
UNITED TECHNOLOGIES CORP       COM              913017109     1511    20008 SH       SOLE                        0        0    20008
US BANCORP DEL                 COM NEW          902973304     3227   100350 SH       SOLE                        0        0   100350
VERIZON COMMUNICATIONS INC     COM              92343v104      329     7400 SH       SOLE                        0        0     7400
WELLS FARGO & CO NEW           COM              949746101     5432   162438 SH       SOLE                        0        0   162438